Award Timing Disclosure	12 Months Ended
Dec. 28, 2024 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Stock options, SARs and other long-term incentives are generally awarded effective as of the Board or Committee meeting date (the “grant date”) in the first quarter of the fiscal year, which typically occurs approximately one week after the Company has released earnings for the prior quarter and fiscal year (i.e., after the release of material nonpublic information). The Company does not time its earnings release, or the disclosure of material nonpublic information, for the purpose of affecting the value of executive compensation and awards are granted when the Company is in an open trading window. Stock options and SARs have an exercise price equal to the closing price of Snap-on common stock as reported on the NYSE on the grant date.
In accordance with SEC rules, the table below presents information regarding the stock options (SARs in the case of Mr. Arregui) granted by the Company to the NEOs in the first quarter of fiscal 2024:

Name	Grant date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award
Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information(1)

Mr. Pinchuk	2/15/2024	23,710	$269.00	$1,443,040	0.0%
Mr. Pagliari	2/15/2024	7,106	269.00	432,486	0.0%
Mr. Ward	2/15/2024	7,106	269.00	432,486	0.0%
Mr. Arregui	2/15/2024	5,463	269.00	284,757	0.0%
Mr. Chambers	2/15/2024	5,463	269.00	332,490	0.0%
(1)Snap-on officially filed its Annual Report on Form 10-K with the SEC before the NYSE opened on February 16, 2024. This column represents the percentage change in the closing price of Snap-on common stock between February 15, 2024 ($269.00), and February 20, 2024 ($269.04).
Award Timing Method	Stock options, SARs and other long-term incentives are generally awarded effective as of the Board or Committee meeting date (the “grant date”) in the first quarter of the fiscal year, which typically occurs approximately one week after the Company has released earnings for the prior quarter and fiscal year (i.e., after the release of material nonpublic information).
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Stock options, SARs and other long-term incentives are generally awarded effective as of the Board or Committee meeting date (the “grant date”) in the first quarter of the fiscal year, which typically occurs approximately one week after the Company has released earnings for the prior quarter and fiscal year (i.e., after the release of material nonpublic information). The Company does not time its earnings release, or the disclosure of material nonpublic information, for the purpose of affecting the value of executive compensation and awards are granted when the Company is in an open trading window.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table
In accordance with SEC rules, the table below presents information regarding the stock options (SARs in the case of Mr. Arregui) granted by the Company to the NEOs in the first quarter of fiscal 2024:

Name	Grant date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award
Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information(1)

Mr. Pinchuk	2/15/2024	23,710	$269.00	$1,443,040	0.0%
Mr. Pagliari	2/15/2024	7,106	269.00	432,486	0.0%
Mr. Ward	2/15/2024	7,106	269.00	432,486	0.0%
Mr. Arregui	2/15/2024	5,463	269.00	284,757	0.0%
Mr. Chambers	2/15/2024	5,463	269.00	332,490	0.0%
(1)Snap-on officially filed its Annual Report on Form 10-K with the SEC before the NYSE opened on February 16, 2024. This column represents the percentage change in the closing price of Snap-on common stock between February 15, 2024 ($269.00), and February 20, 2024 ($269.04).
Mr. Pinchuk [Member]
Awards Close in Time to MNPI Disclosures
Name	Mr. Pinchuk
Underlying Securities	23,710
Exercise Price | $ / shares	$ 269.00
Fair Value as of Grant Date | $	$ 1,443,040
Underlying Security Market Price Change	0.000
Mr. Pagliari [Member]
Awards Close in Time to MNPI Disclosures
Name	Mr. Pagliari
Underlying Securities	7,106
Exercise Price | $ / shares	$ 269.00
Fair Value as of Grant Date | $	$ 432,486
Underlying Security Market Price Change	0.000
Mr. Ward [Member]
Awards Close in Time to MNPI Disclosures
Name	Mr. Ward
Underlying Securities	7,106
Exercise Price | $ / shares	$ 269.00
Fair Value as of Grant Date | $	$ 432,486
Underlying Security Market Price Change	0.000
Mr. Chambers [Member]
Awards Close in Time to MNPI Disclosures
Name	Mr. Arregui
Underlying Securities	5,463
Exercise Price | $ / shares	$ 269.00
Fair Value as of Grant Date | $	$ 284,757
Underlying Security Market Price Change	0.000
Mr. Arregui [Member]
Awards Close in Time to MNPI Disclosures
Name	Mr. Chambers
Underlying Securities	5,463
Exercise Price | $ / shares	$ 269.00
Fair Value as of Grant Date | $	$ 332,490
Underlying Security Market Price Change	0.000